Label	Element	Value
WBI BullBear Global High Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001591939_SupplementTextBlock
WBI Tactical SMGD Shares (WBIA)	WBI Tactical LCV Shares (WBIF)
WBI Tactical SMV Shares (WBIB)	WBI Tactical LCY Shares (WBIG)
WBI Tactical SMY Shares (WBIC)	WBI Tactical Income Shares (WBII)
WBI Tactical SMQ Shares (WBID)	WBI Tactical High Income Shares (WBIH)
WBI Tactical LCGD Shares (WBIE)	WBI Tactical LCQ Shares (WBIL)

WBI Tactical Rotation Shares (WBIR)

(each a “Fund”)

Supplement dated April 16, 2018

to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)

each dated October 31, 2017

Effective April 5, 2018, the Board of Trustees of Absolute Shares Trust approved changes to the names of each Fund.

1.	All references to a Fund Current Name, as listed below, are deleted and replaced with the New Name for the respective Fund, as listed below.

TICKER	CURRENT NAME	NEW NAME
WBIA	WBI Tactical SMGD Shares	WBI BullBear Rising Income 2000 ETF
WBIB	WBI Tactical SMV Shares	WBI BullBear Value 2000 ETF
WBIC	WBI Tactical SMY Shares	WBI BullBear Yield 2000 ETF
WBID	WBI Tactical SMQ Shares	WBI BullBear Quality 2000 ETF
WBIE	WBI Tactical LCGD Shares	WBI BullBear Rising Income 1000 ETF
WBIF	WBI Tactical LCV Shares	WBI BullBear Value 1000 ETF
WBIG	WBI Tactical LCY Shares	WBI BullBear Yield 1000 ETF
WBIH	WBI Tactical High Income Shares	WBI BullBear Global High Income ETF
WBII	WBI Tactical Income Shares	WBI BullBear Global Income ETF
WBIL	WBI Tactical LCQ Shares	WBI BullBear Quality 1000 ETF
WBIR	WBI Tactical Rotation Shares	WBI BullBear Global Rotation ETF

Please retain this Supplement with your Summary Prospectuses, Prospectus and SAI.

Risk/Return [Heading]	rr_RiskReturnHeading	WBI BullBear Global High Income ETF